27. Benefit plans (Details 4) $ in Thousands	Dec. 31, 2019 ARS ($)
Discount Rate 4%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 631,436
Variation	$ 56,399
Percent	10.00%
Discount Rate 6%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 527,057
Variation	$ (47,980)
Percent	(8.00%)
Salary Increase 0%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 526,485
Variation	$ (48,552)
Percent	(8.00%)
Salary Increase 2%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 631,321
Variation	$ 56,284
Percent	10.00%